Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

September 3, 2021

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Dear Sir/Madam:

On behalf pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectus and/or Statement of Additional Information for each series of the Trust identified in Exhibit A below, each dated August 31, 2021, that would have been filed under Rule 497(c) do not differ from the Prospectus and/or Statement of Additional Information contained in Post-Effective Amendment No. 254 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on August 30, 2021 via EDGAR (Accession No. 0001398344-21-017978).

Please address any comments on this filing to the undersigned at 720-917-0611.

Sincerely,

/s/ Jennifer Craig
Jennifer Craig
Assistant Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

Exhibit A

Funds

Emerald Banking and Finance (Prospectus and SAI)

Emerald Growth Fund (Prospectus and SAI)

Emerald Insights Fund (Prospectus and SAI)